Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) $ in Millions	12 Months Ended
May 29, 2016 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 13.7
Additions related to current-year tax positions	3.9
Reductions related to prior-year tax positions	(0.4)
Reductions due to settlements with taxing authorities	(1.0)
Reductions to tax positions due to statute expiration	(1.9)
Ending balance	$ 14.3